SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 01, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) contract_type	Jun. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Decrease in cash from operating activities				$ (191)	$ 324
Increase in cash from financing activities				895	$ 1,030
Accounts and other receivable, net		$ (4,454)		$ (4,454)			$ (4,362)
Reclassifications	$ 0
Business services
Disclosure of operating segments [line items]
Number of types of contracts | contract_type				2
Industrial operations
Disclosure of operating segments [line items]
Remaining performance obligation, expected timing of satisfaction period				25 years
Construction services
Disclosure of operating segments [line items]
Remaining performance obligation, expected timing of satisfaction period				2 years
Bottom of range | Industrial operations
Disclosure of operating segments [line items]
Revenue recognition, settlement period				30 days
Top of range | Industrial operations
Disclosure of operating segments [line items]
Revenue recognition, settlement period				150 days
Increase (decrease) due to application of IFRS 15
Disclosure of operating segments [line items]
Accounts and other receivable, net	125
Accounts payable and other	121
Increase (decrease) due to corrections of prior period errors
Disclosure of operating segments [line items]
Decrease in cash from operating activities		358	$ 177			$ 339	360
Increase in cash from financing activities		$ 358	$ 177			$ 399	$ 360
IFRS 15
Disclosure of operating segments [line items]
Cumulative effect on retained earnings net of tax	260
FVTPL
Disclosure of operating segments [line items]
Reclassifications	211
FVTPL | Secured Debentures and Contractual Rights
Disclosure of operating segments [line items]
Reclassifications	187
FVTPL | Equity investments
Disclosure of operating segments [line items]
Reclassifications	24
FVTPL | IFRS 9 | Secured Debentures and Contractual Rights
Disclosure of operating segments [line items]
Reclassification adjustments on available-for-sale financial assets, net of tax	3
FVTPL | IFRS 9 | Equity investments
Disclosure of operating segments [line items]
Reclassification adjustments on available-for-sale financial assets, net of tax	3
Retained earnings | IFRS 9
Disclosure of operating segments [line items]
Cumulative effect on retained earnings net of tax	$ 0